SECURITISATIONS AND COVERED BONDS - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Holmes
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	£ 3,735	£ 2,396
Cash deposits	126	80
Fosse
Disclosure Of Gross Asset Securitised [Line Items]
Beneficial interest in residential mortgage loans	1,394	1,393
Cash deposits	£ 48	£ 108